FEDERATED ADJUSTABLE RATE U.S. GOVERNMENT FUND, INC.

                            Federated Investors Funds
                              5800 Corporate Drive
                       Pittsburgh, Pennsylvania 15237-7000

                                 April 28, 1999




EDGAR Operations Branch
Securities and Exchange Commission
Division of Investment Management
450 Fifth Street, Northwest
Washington, DC  20549

       RE:    FEDERATED ADJUSTABLE RATE U.S. GOVERNMENT FUND, INC.
              (the "Fund")
              1933 Act File No. 33-41004
              1940 Act File No. 811-6307

Dear Sir or Madam:

         Pursuant to Rule 497(j) under the Securities Act of 1933, the above-named Fund hereby certifies that the definitive form of prospectus and statement of additional information dated April 30, 1999, that would have been filed under Rule 497(c), does not differ from the form of prospectus and statement of additional information contained in the most recent registration statement for the Fund. This registration statement was electronically filed under Rule 485(b) as Post-effective amendment No. 15 on April 27, 1999.


         If you have any questions regarding this certification, please call me at (412) 288-8160.

                                  Respectfully,



                                  /s/ C. Grant Anderson
                                  C. Grant Anderson
                                  Assistant Secretary